Earnings (Loss) Per Share (Details) - Schedule of Earnings Per Share (Parentheticals)	12 Months Ended
	Aug. 31, 2023 $ / shares shares	Aug. 31, 2023 ¥ / shares shares	Aug. 31, 2022 ¥ / shares shares	Aug. 31, 2021 ¥ / shares shares
Schedule of Earnings Per Share [Abstract]
Weighted average ordinary shares outstanding used in calculating earnings/(loss) per share—diluted (in Shares)	118,669,795	118,669,795	118,697,495	119,220,331
Net loss from continuing operations attributable to ordinary shareholders diluted | (per share)	$ (0.46)	¥ (3.33)	¥ (5.98)	¥ (4.54)
Net income from discontinued operations attributable to ordinary shareholders diluted | (per share)				4.09
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders diluted | (per share)	$ (0.46)	¥ (3.33)	¥ (5.98)	¥ (0.45)